Intangible Assets (Details) - Schedule of business acquisitions and asset acquisitions noncurrent liabilities - Aria Energy LLC [Member] - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Condensed Financial Statements, Captions [Line Items]
Gross liability	$ 19,828	$ 19,828	$ 32,028
Accumulated amortization	15,282	14,059	17,318
Net	4,546	5,769	14,710
Power purchase agreements [Member]
Condensed Financial Statements, Captions [Line Items]
Gross liability			12,200
Accumulated amortization			5,704
Net			6,496
Gas Purchase Agreements [Member]
Condensed Financial Statements, Captions [Line Items]
Gross liability	19,828	19,828	19,828
Accumulated amortization	15,282	14,059	11,614
Net	$ 4,546	$ 5,769	$ 8,214